SUMMARY OF SIGNIFICANT ACCOUNT POLICIES - Components Of Company's Identifiable Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Goodwill And Other Intangible Assets [Line Items]
Accumulated Amortization	$ (151,861,000)		$ (132,646,000)
Finite and indefinite-lived intangible asests, Cost	349,024,000		344,913,000
Finite and indefinite-lived assets, Net	197,163,000		212,267,000
Trademarks/Brand Names Indefinite
Goodwill And Other Intangible Assets [Line Items]
Indefinite-lived intangible assets	48,484,000		48,484,000
Completed Technology
Goodwill And Other Intangible Assets [Line Items]
Weighted Average Life, Years	12 years		12 years
Finite-lived intangible assets, Cost	81,238,000		75,692,000
Accumulated Amortization	(45,343,000)		(38,402,000)
Finite-lived intangible assets, Net	35,895,000		37,290,000
Customer Relationship
Goodwill And Other Intangible Assets [Line Items]
Weighted Average Life, Years	12 years		12 years
Finite-lived intangible assets, Cost	146,627,000		147,690,000
Accumulated Amortization	(79,624,000)		(70,005,000)
Finite-lived intangible assets, Net	67,003,000		77,685,000
Trademarks Brand Names
Goodwill And Other Intangible Assets [Line Items]
Weighted Average Life, Years	31 years		31 years
Finite-lived intangible assets, Cost	33,703,000		33,807,000
Accumulated Amortization	(15,648,000)		(15,034,000)
Finite-lived intangible assets, Net	18,055,000		18,773,000
Supplier Relationships
Goodwill And Other Intangible Assets [Line Items]
Weighted Average Life, Years	27 years		27 years
Finite-lived intangible assets, Cost	34,721,000		34,721,000
Accumulated Amortization	(9,305,000)		(7,817,000)
Finite-lived intangible assets, Net	25,416,000		26,904,000
All Other
Goodwill And Other Intangible Assets [Line Items]
Weighted Average Life, Years	5 years		4 years	[1]
Finite-lived intangible assets, Cost	4,251,000	[1]	4,519,000	[1]
Accumulated Amortization	(1,941,000)	[1]	(1,388,000)	[1]
Finite-lived intangible assets, Net	2,310,000	[1]	3,131,000	[1]
In-Process Research And Development
Goodwill And Other Intangible Assets [Line Items]
Other Indefinite-lived Intangible Assets	$ 1,400,000		$ 1,700,000

[1]	At December 31, 2013 and 2012, all other included IPR&D of $1.4 million and $1.7 million, respectively, which was indefinite-lived.